Annual Fund Operating Expenses - Load - Salient Tactical Growth Fund	May 01, 2021
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.52%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	2.51%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	1.96%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on actual amounts for the prior fiscal year.